Business Combination and Acquisition - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Oct. 15, 2021 USD ($) BOARDMEMBER $ / shares shares		Feb. 21, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 14, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Repurchase of redeemed Class A ordinary shares		$ 84,500			$ 84,530
Class A ordinary shares redeemed (in shares) | shares		8,452,042			8,452,042
Conversion of Class A ordinary shares and Class B ordinary shares into Class A common stock (Note 4) (in shares) | shares		12,285,160			12,285,160
Temporary equity par value (in usd per share) | $ / shares		$ 0.0001
Stock issued in exchange for exercise of warrants (in shares) | shares					17,473,362
Acquisition-related expenses					$ 1,603	$ 24,793		$ 13,372
Payment of deferred underwriting fee					7,258
Goodwill					$ 1,527,118	1,527,071	$ 233,429	$ 233,429	$ 16,854
Customer relationships
Business Acquisition [Line Items]
Weighted Average Useful Life (in years)		8 years	[1]		8 years			12 years
Technology
Business Acquisition [Line Items]
Weighted Average Useful Life (in years)		4 years 2 months 12 days	[2]		4 years 2 months 12 days			7 years
Trade Names
Business Acquisition [Line Items]
Weighted Average Useful Life (in years)								1 year
Opco
Business Acquisition [Line Items]
Ownership percentage by parent		20.30%
Private Placement
Business Acquisition [Line Items]
Payment of deferred underwriting fee		$ 7,300
Payments of stock issuance costs		13,000
Gross proceeds		$ 325,000
Sale of stock, number of units/warrants issued (in shares) | shares		32,500,000
Common Class A
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Stock issued in exchange for exercise of warrants (in shares) | shares					7,194,928
Common stock, shares issued (in shares) | shares					57,164,388
Common Class A | Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock | Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares					17,469,460
Class V Common Stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares issued (in shares) | shares		207,406,648			206,271,792
Class V Common Stock | Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares					189,933,286
Class B Ordinary Shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Class B Ordinary Shares | Conversion Of Class A Ordinary Shares And Class B Ordinary Shares Into Class A Common Stock | Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		5,184,300			(5,184,300)
Voting Class C [Member] | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		270,270,270
Opco
Business Acquisition [Line Items]
Maximum NCI voting power percentage		30.00%
Voting power of common stock threshold		50.00%
Number of board members from NCI | BOARDMEMBER		1
Total number of board members | BOARDMEMBER		8
Proceeds of sale of units and sale of warrants		$ 207,400
Acquisition-related expenses					$ 1,600	24,800
Success fee						$ 12,100
Payment of director and officer insurance		900
Goodwill		1,527,071
Equity consideration transferred	[3]	$ 1,904,648
Finite-lived intangible assets acquired					393,070
Weighted Average Useful Life (in years)		5 years 8 months 12 days
Opco | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	[1]				44,970
Opco | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	[2]				$ 67,310
Opco | Class V Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		208,200,000
Common stock reserved for future issuance (in shares) | shares		793,352
Opco | Class V Common Stock | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		189,933,286
Opco | Class V Common Stock | Conversion of Opco Incentive Units
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		17,473,362
Opco | Class B Ordinary Shares
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		192,453,454
Opco | Voting Class A [Member]
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		400,000,000
Opco | Voting Class A [Member] | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		(400,000,000)
Opco | Voting Class C [Member] | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Business Acquisition [Line Items]
Stock issued in exchange for exercise of warrants (in shares) | shares		(270,270,270)
Bridge2 Solutions, LLC
Business Acquisition [Line Items]
Goodwill				$ 216,575
Goodwill purchase accounting adjustments							$ 10,100
Equity consideration transferred				300,000
Fair value contributed by affiliated entity				$ 260,800
Weighted Average Useful Life (in years)				11 years
Bridge2 Solutions, LLC | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				$ 53,600
Weighted Average Useful Life (in years)				12 years
Bridge2 Solutions, LLC | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				$ 12,000
Weighted Average Useful Life (in years)				7 years
Bridge2 Solutions, LLC | Trade Names
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				$ 400
Weighted Average Useful Life (in years)				1 year

[1]	The customer relationships represent the existing customer relationships of Opco that were valued by applying the multi-period excess earnings methodology.
[2]	The technology represents technologies acquired and developed by Opco for the purpose of operating its platform, which were valued using the relief-from-royalty method.
[3]	The equity consideration paid to Opco Equity Holders is equal to the estimated fair value of noncontrolling interest on the acquisition date. Equity consideration paid to Opco Equity Holders consisted of the following: